Derivative Instruments and Hedging Activities - Narrative (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Interest rate swaps and cross currency swaps agreement
Derivative [Line Items]
Fair value of derivative asset	$ 0	$ 3,200,000
Fair value of derivative liability	66,200,000	53,600,000
Deposit as security for swap liabilities	5,200,000
Interest rate swaps and swaptions and cross currency swaps agreement
Derivative [Line Items]
Deposit as security for swap liabilities		6,800,000
Toledo Spirit time-charter derivative
Derivative [Line Items]
Derivative fair value, net	$ 0	$ 1,100,000